Loans and financing (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debentures [Member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ 2,062,508	R$ 1,976,088
BNDES [Member]
IfrsStatementLineItems [Line Items]
Borrowings	330,551	386,743
BNB [Member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ 400,926	R$ 586,525